SEGMENT INFORMATION - Segment results (Details) ¥ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Disclosure of operating segments [line items]
External revenue		¥ 186,390		¥ 146,490	¥ 171,437
Intersegment revenue	[1]	0		0	0
Total revenue		186,390	$ 28,648	146,490	171,437
Segment profit/ (loss) for the year		24,677		637	20,246
Amounts included in the measure of segment profit or loss
Operating expenses		(24,282)	(3,732)	(23,211)	(28,372)
Taxes other than income tax		(7,210)	(1,108)	(6,941)	(10,770)
Exploration expenses		(6,881)	(1,058)	(7,359)	(9,900)
Depreciation, depletion and amortization		(61,257)	(9,415)	(68,907)	(73,439)
Impairment and provision		(9,130)	(1,403)	(12,171)	(2,746)
Selling and administrative expenses		(6,861)	(1,055)	(6,493)	(5,705)
Interest income		653	100	901	873
Finance costs		(5,044)	(775)	(6,246)	(6,118)
Share of profits/ (losses) of associates and a joint venture		855		(76)	1,903
Income tax credit/(expense)		(11,680)	$ (1,795)	5,912	3,116
Other segment information
Investments in associates and a joint venture		29,146		29,995	28,413
Others		588,073		607,686	635,949
Segment assets		617,219		637,681	664,362
Segment liabilities		(237,244)		(255,310)	(278,321)
Capital expenditure		53,211		49,517	66,519
E&P [member]
Disclosure of operating segments [line items]
External revenue		142,429		114,935	137,243
Intersegment revenue	[1]	14,737		10,676	12,339
Total revenue		157,166		125,611	149,582
Segment profit/ (loss) for the year		23,863		(346)	15,695
Amounts included in the measure of segment profit or loss
Operating expenses		(24,282)		(23,220)	(28,372)
Taxes other than income tax		(7,169)		(6,901)	(10,748)
Exploration expenses		(6,896)		(7,393)	(9,973)
Depreciation, depletion and amortization		(60,834)		(68,333)	(72,665)
Impairment and provision		(9,161)		(12,180)	(2,690)
Selling and administrative expenses		(4,966)		(4,920)	(3,644)
Interest income		315		217	147
Finance costs		(3,274)		(3,384)	(3,407)
Share of profits/ (losses) of associates and a joint venture		(88)		(63)	(117)
Income tax credit/(expense)		(11,236)		3,811	44
Other segment information
Investments in associates and a joint venture		655		737	800
Others		457,780		497,413	532,765
Segment assets		458,435		498,150	533,565
Segment liabilities		(301,167)		(331,339)	(364,056)
Capital expenditure		52,790		49,122	66,122
Trading business [member]
Disclosure of operating segments [line items]
External revenue		43,618		30,986	33,777
Intersegment revenue	[1]	(14,737)		(10,676)	(12,339)
Total revenue		28,881		20,310	21,438
Segment profit/ (loss) for the year		808		656	879
Amounts included in the measure of segment profit or loss
Operating expenses		0		0	0
Taxes other than income tax		0		0	0
Exploration expenses		0		0	0
Depreciation, depletion and amortization		(67)		(144)	(324)
Impairment and provision		0		9	(56)
Selling and administrative expenses		(269)		(296)	(340)
Interest income		0		1	0
Finance costs		(1)		(1)	(1)
Share of profits/ (losses) of associates and a joint venture		0		0	0
Income tax credit/(expense)		(3)		(24)	(8)
Other segment information
Investments in associates and a joint venture		0		0	0
Others		3,588		1,898	3,336
Segment assets		3,588		1,898	3,336
Segment liabilities		(2,375)		(947)	(2,243)
Capital expenditure		0		0	11
Corporate [member]
Disclosure of operating segments [line items]
External revenue		343		569	417
Intersegment revenue	[1]	84		113	85
Total revenue		427		682	502
Segment profit/ (loss) for the year		6,391		30,701	6,048
Amounts included in the measure of segment profit or loss
Operating expenses		0		0	0
Taxes other than income tax		(41)		(40)	(29)
Exploration expenses		0		0	0
Depreciation, depletion and amortization		(423)		(470)	(509)
Impairment and provision		31		0	0
Selling and administrative expenses		(1,654)		(1,307)	(1,733)
Interest income		1,571		1,805	1,028
Finance costs		(3,011)		(4,183)	(3,369)
Share of profits/ (losses) of associates and a joint venture		943		(13)	2,020
Income tax credit/(expense)		(441)		2,125	3,080
Other segment information
Investments in associates and a joint venture		28,491		29,258	27,613
Others		340,329		342,810	344,037
Segment assets		368,820		372,068	371,650
Segment liabilities		(124,794)		(138,352)	(145,475)
Capital expenditure		421		395	386
Eliminations [member]
Disclosure of operating segments [line items]
External revenue		0		0	0
Intersegment revenue	[1]	(84)		(113)	(85)
Total revenue		(84)		(113)	(85)
Segment profit/ (loss) for the year		(6,385)		(30,374)	(2,376)
Amounts included in the measure of segment profit or loss
Operating expenses		0		9	0
Taxes other than income tax		0		0	0
Exploration expenses		15		34	73
Depreciation, depletion and amortization		67		40	59
Impairment and provision		0		0	0
Selling and administrative expenses		28		30	12
Interest income		(1,233)		(1,122)	(302)
Finance costs		1,242		1,322	659
Share of profits/ (losses) of associates and a joint venture		0		0	0
Income tax credit/(expense)		0		0	0
Other segment information
Investments in associates and a joint venture		0		0	0
Others		(213,624)		(234,435)	(244,189)
Segment assets		(213,624)		(234,435)	(244,189)
Segment liabilities		191,092		215,328	233,453
Capital expenditure		¥ 0		¥ 0	¥ 0

[1]	Certain oil and gas produced by the E and P segment are sold via the trading business segment. For the Group's chief operating decision maker's assessment of segment performance, these revenues are reclassified back to E and P segment.